BALANCE SHEETS - Equity Component [Domain] - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash	$ 3,453	$ 16,384	$ 101,953
Accounts Receivable	90,033	57,549	97,245
Inventories	301,389	367,367	122,175
Prepaid Expense and other assets	79,290	190,015	60,588
Total Current Assets	474,165	631,315	381,961
Fixed Assets, net	171,313	196,479	158,110
Intangibles, net	79,439	73,183	53,355
Total Assets	724,917	900,977	593,426
Current Liabilities:
Accounts Payable	2,464,163	2,194,518	1,062,108
Accrued Expenses	2,623,480	3,066,379	2,057,957
Short-term notes payable net of discounts of $95,801, $194,097 and $0 (See Note 4)	907,242	937,424	280,000
Deferred Revenue	71,338	5,000	69,000
Total Current Liabilities	6,066,223	6,203,321	3,469,065
Accrued Expenses	203,456	$ 213,883	331,216
Liability for equity-linked financial instruments (See Note 8)			11,599
Total Liabilities	$ 6,269,679	$ 6,417,204	$ 3,811,880
Commitments and Contingencies
Stockholders' Deficit:
Series A Convertible Preferred Stock, $.01 par value, $100 Stated Value, 10,000,000 authorized, 20,550 outstanding	$ 206	$ 206
Common Stock, $.01 par value, 10,666,667 authorized, 3,142,737, 3,092,766 and 2,932,501 outstanding	31,426	30,927	$ 29,325
Additional paid-in capital	30,320,907	30,093,745	25,449,636
Accumulated Deficit	(35,897,301)	(35,641,105)	(28,697,415)
Total Stockholders' Deficit	(5,544,762)	(5,516,227)	(3,218,454)
Total Liabilities and Stockholders' Deficit	$ 724,917	$ 900,977	$ 593,426